UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: December 31, 2015

DATE OF REPORTING PERIOD: March 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS MARCH 31, 2015 (UNAUDITED)

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (21.0%)
	Consumer Discretionary (4.0%)
215,000	Jarden Corp. 1.125%, 03/15/34	$255,292
320,000	Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)§ 0.750%, 03/30/43	448,331
145,000	Liberty Media Corp.^ 1.375%, 10/15/23	145,411
150,000	Priceline Group, Inc. 1.000%, 03/15/18	201,490
50,000	Tesla Motors, Inc. 1.250%, 03/01/21	42,235

		1,092,759

	Energy (0.3%)
85,000	Whiting Petroleum Corp.* 1.250%, 04/01/20	89,622

	Financials (1.5%)
	Ares Capital Corp.
135,000	4.750%, 01/15/18	141,149
130,000	5.750%, 02/01/16	134,701
96,000	MGIC Investment Corp. 2.000%, 04/01/20	141,302

		417,152

	Health Care (6.0%)
285,000	Anthem, Inc. 2.750%, 10/15/42	588,823
80,000	BioMarin Pharmaceutical, Inc. 1.500%, 10/15/20	121,101
130,000	Cepheid 1.250%, 02/01/21	144,468
35,000	Gilead Sciences, Inc. 1.625%, 05/01/16	150,696
125,000	Hologic, Inc.‡ 2.000%, 12/15/37	184,229
350,000	Illumina, Inc.^* 0.000%, 06/15/19	388,637
69,000	Molina Healthcare, Inc.* 1.625%, 08/15/44	89,663

		1,667,617

	Industrials (1.5%)
85,000	Air Lease Corp. 3.875%, 12/01/18	123,023
250,000	Siemens, AG 1.050%, 08/16/17	276,781

		399,804

	Information Technology (6.7%)
85,000	Euronet Worldwide, Inc.* 1.500%, 10/01/44	92,252
120,000	Intel Corp. 3.250%, 08/01/39	189,838
110,000	LinkedIn Corp.* 0.500%, 11/01/19	120,858
140,000	Microchip Technology, Inc.* 1.625%, 02/15/25	145,521
170,000	NVIDIA Corp. 1.000%, 12/01/18	200,318

PRINCIPAL AMOUNT		VALUE

75,000	Rovi Corp.* 0.500%, 03/01/20	$71,394
240,000	Salesforce.com, Inc. 0.250%, 04/01/18	287,571
235,000	SanDisk Corp. 0.500%, 10/15/20	236,090
122,000	ServiceNow, Inc. 0.000%, 11/01/18	149,873
150,000	Twitter, Inc.* 0.250%, 09/15/19	147,354
200,000	Yahoo!, Inc. 0.000%, 12/01/18	216,595

		1,857,664

	Materials (1.0%)
145,000	Cemex, SAB de CV 3.250%, 03/15/16	163,038
102,000	RTI International Metals, Inc. 1.625%, 10/15/19	117,405

		280,443

	TOTAL CONVERTIBLE BONDS (Cost $5,144,449)	5,805,061

CORPORATE BONDS (6.1%)
	Consumer Discretionary (3.0%)
	DISH DBS Corp.
70,000	5.875%, 07/15/22	71,181
70,000	5.125%, 05/01/20	70,788
140,000	Expedia, Inc. 5.950%, 08/15/20	157,986
200,000	FCA US, LLC 8.250%, 06/15/21	222,000
100,000	Home Depot, Inc. 2.700%, 04/01/23	101,846
140,000	L Brands, Inc. 5.625%, 02/15/22	154,175
25,000	Lowe’s Companies, Inc. 3.875%, 09/15/23	27,228
20,000	PVH Corp. 4.500%, 12/15/22	20,413

		825,617

	Consumer Staples (0.5%)
135,000	Wal-Mart Stores, Inc. 3.300%, 04/22/24	142,958

	Financials (0.5%)
50,000	Berkshire Hathaway, Inc. 3.000%, 02/11/23	51,981
70,000	Neuberger Berman Group, LLC* 5.875%, 03/15/22	75,022

		127,003

	Health Care (0.4%)
65,000	Endo International, PLC* 7.000%, 07/15/19	67,925
30,000	Universal Health Services, Inc.* 4.750%, 08/01/22	31,519

		99,444

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Industrials (0.4%)
59,000	Actuant Corp. 5.625%, 06/15/22	$61,176
60,000	Icahn Enterprises, LP 4.875%, 03/15/19	61,312

		122,488

	Information Technology (1.1%)
20,000	ACI Worldwide, Inc.* 6.375%, 08/15/20	20,987
65,000	Apple, Inc. 3.450%, 05/06/24	69,058
75,000	Brocade Communications Systems, Inc. 4.625%, 01/15/23	74,765
135,000	Google, Inc. 3.375%, 02/25/24	143,315

		308,125

	Materials (0.2%)
65,000	Alcoa, Inc. 5.125%, 10/01/24	69,428

	TOTAL CORPORATE BONDS (Cost $1,652,690)	1,695,063

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (9.9%)
	Consumer Staples (0.3%)
1,650	Tyson Foods, Inc. 4.750%	79,992

	Energy (1.0%)
310	Chesapeake Energy Corp. 5.750%	270,302

	Financials (2.9%)
6,125	Affiliated Managers Group, Inc. 5.150%	374,774
2,000	American Tower Corp. 5.250%	206,800
2,000	Crown Castle International Corp. 4.500%	209,660

		791,234

	Health Care (1.0%)
285	Actavis, PLC 5.500%	288,420

	Industrials (2.3%)
650	Genesee & Wyoming, Inc. 5.000%	82,986
1,830	Stanley Black & Decker, Inc. 6.250%	214,567
5,300	United Technologies Corp. 7.500%	326,162

		623,715

	Telecommunication Services (0.5%)
2,300	T-Mobile USA, Inc. 5.500%	134,918

NUMBER OF SHARES		VALUE

	Utilities (1.9%)
2,800	Dominion Resources, Inc. 6.375%	$135,520
2,800	Exelon Corp. 6.500%	136,220
4,000	NextEra Energy, Inc. 5.889%	261,720

		533,460

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,575,703)	2,722,041

COMMON STOCKS (58.0%)
	Consumer Discretionary (6.4%)
430	Amazon.com, Inc.#	160,003
4,565	Home Depot, Inc.	518,630
3,610	Nike, Inc. - Class B	362,191
2,740	Starbucks Corp.	259,478
3,850	Twenty-First Century Fox, Inc.	130,284
3,100	Walt Disney Company	325,159

		1,755,745

	Consumer Staples (6.8%)
9,154	Coca-Cola Company	371,195
2,125	Costco Wholesale Corp.	321,927
6,500	Mondelez International, Inc. - Class A	234,585
2,925	PepsiCo, Inc.	279,688
1,550	Philip Morris International, Inc.	116,762
3,635	Procter & Gamble Company	297,852
3,000	Walgreens Boots Alliance, Inc.	254,040

		1,876,049

	Energy (4.1%)
1,525	Anadarko Petroleum Corp.	126,285
1,175	Chevron Corp.	123,351
1,200	EOG Resources, Inc.	110,028
3,800	Exxon Mobil Corp.	323,000
4,280	Occidental Petroleum Corp.	312,440
1,665	Schlumberger, Ltd.	138,928

		1,134,032

	Financials (11.2%)
5,945	American International Group, Inc.	325,726
3,000	Arthur J. Gallagher & Company	140,250
8,600	Citigroup, Inc.	443,072
11,000	JPMorgan Chase & Company	666,380
5,154	MetLife, Inc.	260,535
5,300	State Street Corp.	389,709
2,650	T. Rowe Price Group, Inc.	214,597
11,800	Wells Fargo & Company	641,920

		3,082,189

	Health Care (6.9%)
325	Biogen Idec, Inc.#	137,228
1,960	Celgene Corp.#	225,949
4,575	Johnson & Johnson	460,245
3,885	Merck & Company, Inc.	223,310
8,275	Pfizer, Inc.	287,887
2,550	Stryker Corp.	235,238
2,935	Zimmer Holdings, Inc.	344,921

		1,914,778

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Industrials (7.1%)
1,680	Boeing Company	$252,134
1,850	Cummins, Inc.	256,484
3,850	Delta Air Lines, Inc.	173,096
4,150	Eaton Corp., PLC	281,951
700	Lockheed Martin Corp.	142,072
1,300	Northrop Grumman Corp.	209,248
3,400	Union Pacific Corp.	368,254
2,850	United Parcel Service, Inc. - Class B	276,279

		1,959,518

	Information Technology (15.5%)
2,600	Accenture, PLC - Class A	243,594
12,360	Apple, Inc.	1,537,955
5,780	Applied Materials, Inc.	130,397
4,850	Broadcom Corp. - Class A	209,981
5,420	eBay, Inc.#	312,626
1,900	Facebook, Inc. - Class A#	156,208
810	Google, Inc. - Class A#	449,307
3,350	MasterCard, Inc. - Class A	289,406
11,900	Microsoft Corp.	483,794
3,300	Oracle Corp.	142,395
2,750	QUALCOMM, Inc.	190,685
2,550	Texas Instruments, Inc.	145,822

		4,292,170

	TOTAL COMMON STOCKS (Cost $13,008,963)	16,014,481

SHORT TERM INVESTMENT (4.9%)
1,355,192	Fidelity Prime Money Market Fund - Institutional Class (Cost $1,355,192)	1,355,192

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (0.6%)
	Federal Home Loan Bank Discount Notes
26,902	0.000%, 05/29/15	26,902
15,503	0.000%, 04/22/15	15,503
12,578	0.000%, 04/10/15	12,578
11,739	0.000%, 04/24/15	11,739
8,744	0.000%, 04/23/15	8,744
16,814	Federal Home Loan Mortgage Corp. Discount Note 0.000%, 06/01/15	16,814
33,458	Fidelity Prime Money Market Fund - Institutional Class	33,458
16,816	Goldman Sachs Financial Square Fund	16,816
16,816	Morgan Stanley Institutional Liquidity Fund	16,816

VALUE

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $159,370)	$159,370

TOTAL INVESTMENTS (100.5%) (Cost $23,896,367)	27,751,208

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.6%)	(159,370)
OTHER ASSETS, LESS LIABILITIES (0.1%)	34,205

NET ASSETS (100.0%)	$27,626,043

FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Long Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Bank of New York Mellon	European Monetary Unit	04/22/15	14,000	$15,057	$(779)
Brown Brothers Harriman & Company	Mexican Peso	04/22/15	174,000	11,395	128
Citibank N.A.	Mexican Peso	04/22/15	330,000	21,611	(378)

					$(1,029)

Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Citibank N.A.	European Monetary Unit	04/22/15	7,000	$7,529	$486
Northern Trust Company	European Monetary Unit	04/22/15	50,000	53,777	3,659
UBS AG	European Monetary Unit	04/22/15	14,000	15,057	901
Goldman Sachs & Co.	Mexican Peso	04/22/15	91,000	5,959	84
Northern Trust Company	Mexican Peso	04/22/15	295,000	19,319	165
State Street Bank and Trust	Mexican Peso	04/22/15	1,356,000	88,801	3,361

					$8,656

NOTES TO SCHEDULE OF INVESTMENTS

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
‡	Variable rate or step bond security. The rate shown is the rate in effect at March 31, 2015.
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), which commenced operations on May 19, 1999. The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

Portfolio Valuation. The valuation of the Portfolio’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of March 31, 2015.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of March 31, 2015, the Portfolio had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of March 31, 2015. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows:

Cost basis of investments	$23,935,393

Gross unrealized appreciation	4,327,398
Gross unrealized depreciation	(511,583)

Net unrealized appreciation (depreciation)	$3,815,815

NOTE 3 — SECURITIES LENDING

The Portfolio may loan one or more of its securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Portfolio. The Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. Upon receipt of cash or cash equivalent collateral, the Portfolio’s securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Portfolio will record unrealized depreciation equal to the decline in value of the invested collateral. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The Portfolio has the right to call a loan and obtain the securities loaned at any time. The Portfolio does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Portfolio’s security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Portfolio lends securities. At March 31, 2015, the Portfolio held securities valued at $155,518 that were on loan to broker-dealers and banks. The Portfolio also held collateral in short term investments of $159,370 and reflected a corresponding liability for such collateral of $159,370.

NOTE 4 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Portfolio’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 —  Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 —  Prices reflect unobservable market inputs (including the Portfolio’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Portfolio’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Portfolio’s holdings at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Convertible Bonds	$—	$5,805,061	$—	$5,805,061
Corporate Bonds	—	1,695,063	—	1,695,063
Convertible Preferred Stocks	2,212,572	509,469	—	2,722,041
Common Stocks U.S.	16,014,481	—	—	16,014,481
Short Term Investment	1,355,192	—	—	1,355,192
Investment of Cash Collateral For Securities Loaned	67,090	92,280	—	159,370
Forward Foreign Currency Contracts	—	9,117	—	9,117

Total	$19,649,335	$8,110,990	$—	$27,760,325

Liabilities:
Collateral For Securities Loaned	$—	$159,370	$—	$159,370
Forward Foreign Currency Contracts	—	1,490	—	1,490

Total	$—	$160,860	$—	$160,860

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	May 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	May 4, 2015

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	May 4, 2015